SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Financial assets
Cash and cash equivalents, Carrying Value	$ 16,540	$ 5,735	$ 5,049
Interest-earning deposits, Carrying Value	0	100
Available-for-sale securities, Fair Value	205	189
Held-to-maturity securities, Carrying Value	12,232	4,756
Loans held for sale, Carrying Value	196	481
Loans receivable - net, Carrying Value	262,491	182,473
Federal Home Loan Bank stock, Carrying Value	7,732	5,641
Accrued interest receivable, Carrying Value	919	497
Cash and cash equivalents, Fair Value	16,540	5,735
Interest-earning deposits, Fair Value		100
Available-for-sale securities, Fair Value	205	189
Held-to-maturity Securities, Fair Value	12,354	5,144
Loans Held-for-sale, Fair Value Disclosure	196	500
Loans receivable - net, Fair Value	266,354	190,354
Accrued interest receivable, Fair Value	919	497
Financial liabilities
Deposits, Carrying Value	230,981	134,552
Federal Home Loan Bank advances, Carrying Value	24,310	27,065
Advances by borrowers for taxes and insurance, Carrying Value	562	487
Accrued interest payable, Carrying Value	36	64
Deposits, Fair Value	231,519	134,975
Federal Home Loan Bank advances, Fair Value	26,019	29,429
Advances by borrowers for taxes and insurance, Fair Value	562	487
Accrued interest payable, Fair Value	36	64
Fair Value, Inputs, Level 1 [Member]
Financial assets
Available-for-sale securities, Fair Value	0
Cash and cash equivalents, Fair Value	16,540	5,735
Interest-earning deposits, Fair Value		100
Financial liabilities
Deposits, Fair Value	75,982	51,069
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available-for-sale securities, Fair Value	205
Available-for-sale securities, Fair Value	205	189
Held-to-maturity Securities, Fair Value	12,354	5,144
Loans Held-for-sale, Fair Value Disclosure	196	500
Accrued interest receivable, Fair Value	919	497
Financial liabilities
Deposits, Fair Value	155,537	83,906
Federal Home Loan Bank advances, Fair Value	26,019	29,429
Accrued interest payable, Fair Value	36	64
Fair Value, Inputs, Level 3 [Member]
Financial assets
Available-for-sale securities, Fair Value	0
Available-for-sale securities, Fair Value	0
Loans receivable - net, Fair Value	266,354	190,354
Financial liabilities
Advances by borrowers for taxes and insurance, Fair Value	$ 562	$ 487